Equity-based compensation (Tables) - EWC Ventures and its Subsidiaries [Member]	12 Months Ended
Dec. 26, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of valuation assumptions

	December 26,	December 28,
	2020	2019
Term	2.2	3.1
Risk-free Rate	0.6%	2.2%
Volatility	46%	34%
Dividend yield	—	—

Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity under the Incentive Plan

		Weighted average
		grant date
	Units	fair value
Unvested outstanding, December 28, 2019	2,352,292	$2.57
Granted	244,371	2.63
Vested	(652,079)	2.26
Forfeited	(108,715)	2.28
Unvested outstanding, December 26, 2020	1,835,869	$2.70
Vested as of December 26, 2020	652,079	$2.26

Performance-based awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity under the Incentive Plan

		Weighted average
		grant date
	Units	fair value
Unvested outstanding, December 28, 2019	1,568,704	$0.38
Granted	245,774	0.68
Vested	—	—
Forfeited	(96,167)	0.33
Unvested outstanding, December 28, 2019	1,718,311	$0.49
Vested as of December 26, 2020	—	—